Condensed Consolidated Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended				11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Predecessor [Member]	Dec. 31, 2010 Parent [Member] Predecessor [Member]
Cash Flows from Operating Activities
Net Income (Loss)	$ (46)	$ 1,230		$ 242	$ 1,133	$ 631	$ 631	$ 6	$ 235	$ 1,033	$ 1,529	$ (61)	$ 233	$ (69)	$ 54	$ (265)	$ 163	$ 247	$ (383)	$ 626	$ (120)	$ 53	$ (20)	$ 46	$ 32	$ (107)	$ (45)
Net income (loss)	(46)								235					(70)		(265)						54
Gain on bargain purchase		(1,055)	(185)		(1,055)										(1,055)												(1,055)
Reorganization items						(954)		(37)												(954)
Other	125	(222)		21	40	40		71	(235)	(1,033)	(1,529)	61	(233)	(9)	1,082	1,094	333	(36)	(18)	61	185	(725)	(604)	6	(511)	119	2,098
Cash provided by (used in) operating activities	79	(47)		263	118	(283)		77	0	0	0	0	0	(79)	81	829	496	211	(401)	(267)	65	(671)	(624)	52	(479)	12	998	0
Cash Flows from Investing Activities:
Capital expenditures	(79)	(48)		(133)	(166)	(6)		(45)				0				(31)	(40)	(125)	(89)	(6)	(38)	(48)	(8)	(8)	(77)	(7)		0
Cash paid in acquisition of mineral sands business		(1)			(1)										(1)												(1)
Proceeds from the sale of assets				1														1
Cash received in acquisition of mineral sands business		115			115										115												115
Cash provided by (used in) investing activities	(79)	66		(132)	(52)	(6)		(45)	0	0	0	0	0	0	114	(31)	(40)	(124)	(89)	(6)	(38)	(48)	(8)	(8)	(77)	(7)	114	0
Cash Flows from Financing Activities
Reductions of debt	(180)	(554)		(45)	(585)			(425)								(1)		(45)	(481)		(425)	(179)			(104)
Reductions of debt		(554)															(421)						(133)
Proceeds from borrowings	945	777		14	1,707	25		425				0						14	960	25	425	945	777		747			0
Debt issuance costs	(28)	(20)		(5)	(38)	(2)		(15)				0						(5)	(19)	(2)	(15)	(28)	(20)		(19)			0
Merger consideration		(193)			(193)										(193)												(193)
Proceeds from rights offering						185						0								185								0
Fees related to rights offering and other related debt costs								(17)													(17)
Class A ordinary share repurchases		(2)			(326)										(2)												(326)
Shares purchased for the Employee Participation Plan					(15)																				(15)
Dividends paid	(57)				(61)									(57)													(61)
Proceeds from conversion of warrants	1			1	1									1				1									1
Cash provided by (used in) financing activities	681	8		(35)	490	208		(32)	0	0	0	0	0	(56)	(195)	(1)	(421)	(35)	460	208	(32)	738	624		609		(579)	0
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	5		(3)	6			(1)									1		8		(1)	(8)	4	(3)	(2)
Net Increase (Decrease) in Cash and Cash Equivalents	673	32		93	562	(81)		(1)				0		(135)		797	36	52	(22)	(65)	(6)	11	(4)	41	51	5	533	0
Cash and Cash Equivalents at Beginning of Period	716	154	154	61	154	142	142	143		0				533		82	107	52	104	117	123	101	47	9	50	20
Cash and Cash Equivalents at Beginning of Period	716								0					533		85						98
Cash and Cash Equivalents at End of Period	$ 1,389	$ 186	$ 716	$ 154	$ 716	$ 61		$ 142	$ 0	$ 0				$ 398		$ 882	$ 143	$ 104	$ 82	$ 52	$ 117	$ 109	$ 43	$ 50	$ 101	$ 25	$ 533